Intangible assets (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	$ 0
Balance at end of period	2,458
Internal-use software technology
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at end of period	362
Customer relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at end of period	1,491
Technology
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at end of period	558
Trademarks
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at end of period	47
Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	0
Additions	2,417
Effects of foreign exchange	128
Balance at end of period	2,545
Cost | Internal-use software technology
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	0
Additions	364
Effects of foreign exchange	20
Balance at end of period	384
Cost | Customer relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	0
Additions	1,458
Effects of foreign exchange	76
Balance at end of period	1,534
Cost | Technology
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	0
Additions	548
Effects of foreign exchange	29
Balance at end of period	577
Cost | Trademarks
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	0
Additions	47
Effects of foreign exchange	3
Balance at end of period	50
Accumulated depreciation
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	0
Additions	(82)
Effects of foreign exchange	(5)
Balance at end of period	(87)
Accumulated depreciation | Internal-use software technology
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	0
Additions	(21)
Effects of foreign exchange	(1)
Balance at end of period	(22)
Accumulated depreciation | Customer relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	0
Additions	(40)
Effects of foreign exchange	(3)
Balance at end of period	(43)
Accumulated depreciation | Technology
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	0
Additions	(18)
Effects of foreign exchange	(1)
Balance at end of period	(19)
Accumulated depreciation | Trademarks
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	0
Additions	(3)
Effects of foreign exchange	0
Balance at end of period	$ (3)